Property and Equipment, net - Summary of property and equipment by the geographic location (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 63,060	$ 56,957	$ 45,076
Philippines [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	39,825	37,823	25,938
United States [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	10,019	8,983	12,967
Rest of World [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 13,216	$ 10,151	$ 6,171